Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross Cost	$ 22,605	$ 20,552
Accumulated Depreciation	(18,009)	(16,545)
Net Cost	4,596	4,007
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	86	78
Net Cost	86	78
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	995	905
Accumulated Depreciation	(567)	(505)
Net Cost	428	400
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	3,545	3,193
Accumulated Depreciation	(3,038)	(2,762)
Net Cost	507	431
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	16,689	15,336
Accumulated Depreciation	(13,859)	(12,790)
Net Cost	2,830	2,546
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	402	382
Accumulated Depreciation	(347)	(335)
Net Cost	55	47
Operating Lease Right-of-Use Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	290	266
Accumulated Depreciation	(99)	(60)
Net Cost	191	206
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	118	110
Accumulated Depreciation	(99)	(93)
Net Cost	19	17
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	480	282
Net Cost	$ 480	$ 282